Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of financial assets
The classification of financial instruments as at December 31, 2017 and 2016, along with the respective carrying amounts and fair values, is as follows:

		2017		2016
(in millions of Canadian dollars)	NOTE	CARRYING AMOUNT	FAIR VALUE	CARRYING AMOUNT	FAIR VALUE
Financial assets at fair value through profit or loss
Derivatives	26.4	27	27	10	10
Financial assets available for sale
Other investments		1	1	2	2
Financial liabilities at fair value through profit or loss
Derivatives	26.4	(4)	(4)	(31)	(31)
Financial liabilities at amortized cost
Long-term debt		(1,576)	(1,626)	(1,566)	(1,612)
Derivatives designated as hedge
Asset derivatives		4	4	2	2
Liability derivatives		(33)	(33)	(8)	(8)

Disclosure of fair value measurement of liabilities
The following table presents information about the Corporation's financial assets and financial liabilities measured at fair value on a recurring basis as at December 31, 2017 and 2016, and indicates the fair value hierarchy of the Corporation's valuation techniques to determine such fair value. Three levels of inputs that may be used to measure fair value are:

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 - Inputs that are generally unobservable and typically reflect Management's estimates of assumptions that market participants would use in pricing the asset or liability.

			2017
(in millions of Canadian dollars)	CARRYING AMOUNT	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Financial assets
Available-for-sale investments	1	1	—	—
Derivative financial assets	31	—	31	—
	32	1	31	—
Financial liabilities
Derivative financial liabilities	(37)	—	(37)	—
	(37)	—	(37)	—

			2016
(in millions of Canadian dollars)	CARRYING AMOUNT	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Financial assets
Available-for-sale investments	2	1	1	—
Derivative financial assets	12	—	12	—
	14	1	13	—
Financial liabilities
Derivative financial liabilities	(39)	—	(39)	—
	(39)	—	(39)	—

Disclosure of risk management strategy related to hedge accounting

		2017
(in millions of Canadian dollars)		ASSETS			LIABILITIES
RISK	NOTE	SHORT-TERM	LONG-TERM	TOTAL	SHORT-TERM	LONG-TERM	TOTAL
Currency risk	26.4 A) (i)	5	1	6	(10)	(15)	(25)
Price risk	26.4 A) (ii)	4	21	25	(7)	(1)	(8)
Interest risk	26.4 A) (iii)	—	—	—	(2)	(2)	(4)
		9	22	31	(19)	(18)	(37)

		2016
(in millions of Canadian dollars)		ASSETS			LIABILITIES
RISK	NOTE	SHORT-TERM	LONG-TERM	TOTAL	SHORT-TERM	LONG-TERM	TOTAL
Currency risk	26.4 A) (i)	2	—	2	(20)	(13)	(33)
Price risk	26.4 A) (ii)	1	9	10	(3)	(3)	(6)
		3	9	12	(23)	(16)	(39)

Disclosure of derivative financial instruments
The fair value of these contracts is as follows:

	2017
	QUANTITY	MATURITY	FAIR VALUE (IN MILLIONS OF CANADIAN DOLLARS)
Forecasted purchases
Derivatives designated as held for trading and reclassified in “Cost of sales”
Electricity	197,100 MWh	2018 to 2019	(1)
Derivatives designated as cash flow hedges and reclassified in “Cost of sales” (effective portion)
Natural gas:
Canadian portfolio	3,095,029 GJ	2018 to 2022	(5)
US portfolio	4,847,660 mmBtu	2018 to 2023	(1)
			(7)

	2016
	QUANTITY	MATURITY	FAIR VALUE (IN MILLIONS OF CANADIAN DOLLARS)
Forecasted purchases
Derivatives designated as held for trading and reclassified in “Cost of sales”
Electricity	109,500 MWh	2017 to 2018	(1)
Derivatives designated as cash flow hedges and reclassified in “Cost of sales” (effective portion)
Natural gas:
Canadian portfolio	4,658,660 GJ	2017 to 2021	(4)
US portfolio	4,722,800 mmBtu	2017 to 2021	(1)
			(6)
The following table summarizes the Corporation's commitments to buy and sell foreign currencies as at December 31, 2017 and 2016:

	2017
	EXCHANGE RATE	MATURITY	NOTIONAL AMOUNT (IN MILLIONS)		FAIR VALUE (IN MILLIONS OF CANADIAN DOLLARS)
Repayment of long-term debt
Derivatives at fair value through profit or loss and classified in Foreign exchange loss (gain) on long-term debt:
Foreign exchange forward contracts to buy US$ for CAN$	1.06	January 2020	US$	50	9
Currency option sold to sell US$ for CAN$	1.15	January 2020	US$	100	(11)
Currency option sold to buy US$ for CAN$	1.0225	January 2020	US$	200	(1)
Cross currency swap US$ for CAN$	1.33	July 2023	US$	102	(12)
					(15)
Net investment hedge
Cross currency swap CAN$ for €	1.4263	December 2018		€95	(6)

Forecasted sales
Derivatives at fair value through profit or loss and classified in Loss on derivative financial instruments:
Foreign exchange forward contracts to buy US$ for CAN$	1.3260	0 to 12 months	US$	10	1
Foreign exchange forward contracts to buy US$ for CAN$	1.3260	13 to 24 months	US$	5	—
Currency option instruments to sell US$ for CAN$	1.3171	0 to 12 months	US$ 48 to 70		2
Currency option instruments to sell US$ for CAN$	1.3214	13 to 36 months	US$ 43 to 80		—
					3
					(18)

In 2017, the Corporation offset $9 million in derivative assets against $11 million in derivative liabilities as we intend to settle the derivatives on a net basis with one counterparty. During the year, the Corporation also paid $12 million related to the settlement of a portion of its 2017 derivatives related to repayment of long-term debt.

	2016
	EXCHANGE RATE	MATURITY	NOTIONAL AMOUNT (IN MILLIONS)		FAIR VALUE (IN MILLIONS OF CANADIAN DOLLARS)
Repayment of long-term debt
Derivatives at fair value through profit or loss and classified in Foreign exchange loss (gain) on long-term debt:
Foreign exchange forward contracts to buy US$ for CAN$	1.06	January 2020	US$	50	13
Currency option sold to sell US$ for CAN$	1.15	December 2017	US$	75	(14)
Currency option sold to sell US$ for CAN$	1.15	January 2020	US$	100	(19)
Currency option sold to buy US$ for CAN$	1.0225	January 2020	US$	200	(2)
Cross currency swap US$ for CAN$	1.329	July 2023	US$	102	(2)
					(24)
Net investment hedge
Cross currency swap CAN$ for €	1.4263	December 2018		€95	1

Forecasted sales
Derivatives at fair value through profit or loss and classified in Loss on derivative financial instruments:
Foreign exchange forward contracts to buy US$ for CAN$	1.3543	0 to 12 months	US$	20	—
Currency option instruments to sell US$ for CAN$	1.2709 to 1.2962	0 to 12 months	US$ 48 to 92		(6)
Currency option instruments to sell US$ for CAN$	1.3042 to 1.3461	13 to 24 months	US$ 15 to 40		(2)
					(8)
					(31)

Disclosure of gain (loss) on derivative financial instruments ain on derivative financial instruments is as follows:

(in millions of Canadian dollars)	2017	2016
Unrealized gain on derivative financial instruments	(8)	(18)
Realized loss on derivative financial instruments	2	12
	(6)	(6)

Sensitivity analysis for types of market risk
Consolidated commodity consumption: Price change effect before tax:

	2017			2016
(in millions of Canadian dollars1)	BEFORE HEDGES	HEDGES	NET IMPACT	BEFORE HEDGES	HEDGES	NET IMPACT
US$15/s.t. change in brown grades recycled paper price	29	—	29	32	—	32
US$30/s.t. change in commercial pulp price	6	—	6	6	—	6
US$1/mmBTU. change in natural gas price	10	5	5	12	6	6
US$1/MWh change in electricity price	2	—	2	2	—	2

1	Sensitivity calculated with an exchange rate of 1.26 CAN$/US$ for 2017 and 1.33 CAN$/US$ for 2016.
Consolidated Shareholders' equity: Currency effect before tax of a 10% change:

	2017			2016
(in millions of Canadian dollars)	BEFORE HEDGES	HEDGES	NET IMPACT	BEFORE HEDGES	HEDGES	NET IMPACT
10% change in the CAN$/US$ rate	75	75	—	107	73	34
10% change in the CAN$/euro rate	16	14	2	13	13	—

Disclosure of maturity analysis for non-derivative financial liabilities
Liquidity risk is the risk that the Corporation will not be able to meet its obligations as they fall due. The following are the contractual maturities of financial liabilities as at December 31, 2017 and 2016:

	2017
(in millions of Canadian dollars)	CARRYING AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN ONE YEAR	BETWEEN ONE AND TWO YEARS	BETWEEN TWO AND FIVE YEARS	MORE THAN FIVE YEARS
Non-derivative financial liabilities:
Bank loans and advances	35	35	35	—	—	—
Trade and other payables	638	638	638	—	—	—
Revolving credit facility	195	218	7	6	205	—
Unsecured senior notes	1,004	1,284	56	56	906	266
Other debts of subsidiaries	66	77	16	13	31	17
Other debts without recourse to the Corporation	321	329	44	41	230	14
Derivative financial liabilities	37	37	19	2	4	12
	2,296	2,618	815	118	1,376	309

	2016
(in millions of Canadian dollars)	CARRYING AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN ONE YEAR	BETWEEN ONE AND TWO YEARS	BETWEEN TWO AND FIVE YEARS	MORE THAN FIVE YEARS
Non-derivative financial liabilities:
Bank loans and advances	28	28	28	—	—	—
Trade and other payables	661	661	661	—	—	—
Revolving credit facility	90	95	2	2	91	—
Unsecured senior notes	1,324	1,735	74	74	464	1,123
Other debts of subsidiaries	62	71	14	13	25	19
Other debts without recourse to the Corporation	105	110	28	24	44	14
Derivative financial liabilities	39	39	23	5	9	2
	2,309	2,739	830	118	633	1,158